Reconciliation of loss after income tax to net cash from/(used in) operating activities	12 Months Ended
Jun. 30, 2022
Reconciliation of loss after income tax to net cash from/(used in) operating activities [Abstract]
Reconciliation of loss after income tax to net cash from/(used in) operating activities
Note 29.  Reconciliation of loss after income tax to net cash from/(used in) operating activities

	Consolidated
	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)	Year ended 30 June 2020 (restated*)
	US$'000	US$'000	US$'000

Loss after income tax expense for the year	(419,770)	(60,390)	(2,142)

Adjustments for:
Depreciation	7,741	1,252	757
Capital raising costs	4,212	-	-
Impairment of assets	167	432	-
Net loss/(gain) on disposal of non-current assets	(12)	202	-
Unrealized foreign exchange gains	(8,889)	(2,729)	-
Loss on embedded derivatives held at fair value through profit or loss	390,743	44,692	-
Interest expense on hybrid financial instruments	26,748	14,182	-
Amortization of capitalized borrowing costs	2,508	1,968	-
Share-based payment expense	13,896	805	179

Change in operating assets and liabilities:
Increase in other receivables	(72)	(416)	(329)
Increase in deferred tax assets	(9,645)	(911)	-
Increase in trade and other payables	6,476	367	505
Increase in provision for income tax	671	533	-
Increase in deferred tax liabilities	6,892	1,618	-
Increase in employee benefits	2,026	66	43
Increase in other provisions	2,469	-	-
Decrease in operating deposits	-	90	-
Increase in prepayments and deposits	(4,604)	-	-

Net cash from/(used in) operating activities	21,557	1,761	(987)